PP&E - Gross (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	$ 878,856
PP&E at end of year	792,794	$ 878,856
PP&ES | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	1,584,970	1,529,921
Incorporation by acquisition	783
CAPEX	120,071	160,253
Currency translation adjustments	(24,733)	(25,350)
Transfers and reclassifications	(3,484)
Decreases	(59,699)	(79,854)
PP&E at end of year	1,617,908	1,584,970
PP&ES | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(693,756)	(576,462)
Incorporation by acquisition	(185)
Currency translation adjustments	17,702	16,391
Transfers and reclassifications	59,763	77,436
PP&E at end of year	(815,264)	(693,756)
Real estate | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	144,158	148,256
CAPEX	354	25
Currency translation adjustments	(1,159)	(1,030)
Transfers and reclassifications	34	3,633
Decreases	(23)	(6,726)
PP&E at end of year	143,364	144,158
Real estate | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(24,565)	(25,064)
Currency translation adjustments	849	662
Transfers and reclassifications	778	6,159
PP&E at end of year	(28,846)	(24,565)
Switching equipment | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	44,258	35,995
CAPEX	2,200	1,225
Currency translation adjustments	(3,678)	(3,323)
Transfers and reclassifications	10,900	10,482
Decreases	(88)	(121)
PP&E at end of year	53,592	44,258
Switching equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(29,178)	(23,107)
Currency translation adjustments	3,111	2,710
Transfers and reclassifications	85	119
PP&E at end of year	(35,609)	(29,178)
Fixed network and transportation | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	651,381	624,656
Incorporation by acquisition	574
CAPEX	22,939	25,082
Currency translation adjustments	(3,534)	(5,575)
Transfers and reclassifications	30,857	43,229
Decreases	(26,104)	(36,011)
PP&E at end of year	676,113	651,381
Fixed network and transportation | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(323,855)	(277,336)
Incorporation by acquisition	(166)
Currency translation adjustments	2,281	3,537
Transfers and reclassifications	26,090	35,503
PP&E at end of year	(372,005)	(323,855)
Mobile network access | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	135,212	128,291
CAPEX	53	39
Currency translation adjustments	(4,410)	(4,075)
Transfers and reclassifications	12,486	12,021
Decreases	(492)	(1,064)
PP&E at end of year	142,849	135,212
Mobile network access | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(75,482)	(56,349)
Currency translation adjustments	2,905	2,419
Transfers and reclassifications	427	767
PP&E at end of year	(93,752)	(75,482)
Tower and pole | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	37,608	36,770
Currency translation adjustments	(1,157)	(1,145)
Transfers and reclassifications	1,344	2,355
Decreases	(184)	(372)
PP&E at end of year	37,611	37,608
Tower and pole | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(15,138)	(13,033)
Currency translation adjustments	726	600
Transfers and reclassifications	83	121
PP&E at end of year	(17,008)	(15,138)
Power equipment and Installations | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	50,985	48,356
Incorporation by acquisition	22
CAPEX	1,266	1,126
Currency translation adjustments	(1,642)	(1,395)
Transfers and reclassifications	7,068	2,912
Decreases	(19)	(14)
PP&E at end of year	57,680	50,985
Power equipment and Installations | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(25,652)	(20,315)
Incorporation by acquisition	(7)
Currency translation adjustments	1,015	721
Transfers and reclassifications	14	10
PP&E at end of year	(30,515)	(25,652)
Computer equipment | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	221,535	176,316
CAPEX	21,407	10,749
Currency translation adjustments	(5,592)	(5,061)
Transfers and reclassifications	5,556	39,788
Decreases	(1,513)	(257)
PP&E at end of year	241,393	221,535
Computer equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(130,284)	(99,008)
Currency translation adjustments	4,838	4,124
Transfers and reclassifications	1,502	257
PP&E at end of year	(165,518)	(130,284)
Goods lent to customers at no cost | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	79,397	85,599
Incorporation by acquisition	104
CAPEX	4,218	4,954
Currency translation adjustments	(2,108)	(1,572)
Transfers and reclassifications	14,287	24,608
Decreases	(30,495)	(34,192)
PP&E at end of year	65,403	79,397
Goods lent to customers at no cost | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(27,268)	(23,416)
Incorporation by acquisition	(11)
Currency translation adjustments	1,438	1,143
Transfers and reclassifications	30,495	34,190
PP&E at end of year	(26,579)	(27,268)
Vehicles | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	19,169	19,290
CAPEX	3,045	253
Currency translation adjustments	(129)	(117)
Transfers and reclassifications		45
Decreases	(302)	(302)
PP&E at end of year	21,783	19,169
Vehicles | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(15,447)	(13,951)
Currency translation adjustments	95	78
Transfers and reclassifications	289	265
PP&E at end of year	(16,798)	(15,447)
Machinery, diverse equipment and tools | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	27,338	27,451
Incorporation by acquisition	5
CAPEX	127	150
Currency translation adjustments	(486)	(440)
Transfers and reclassifications	248	185
Decreases		(8)
PP&E at end of year	27,232	27,338
Machinery, diverse equipment and tools | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(22,717)	(21,599)
Incorporation by acquisition	(1)
Currency translation adjustments	366	253
Transfers and reclassifications		45
PP&E at end of year	(23,279)	(22,717)
Other | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	8,639	6,016
Incorporation by acquisition	3
CAPEX	826	259
Currency translation adjustments	(88)	(166)
Transfers and reclassifications	683	2,530
PP&E at end of year	10,063	8,639
Other | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(4,170)	(3,284)
Currency translation adjustments	78	144
PP&E at end of year	(5,355)	(4,170)
Construction in progress | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	76,295	113,859
CAPEX	24,702	43,542
Currency translation adjustments	(332)	(557)
Transfers and reclassifications	(41,324)	(79,776)
Decreases	(498)	(773)
PP&E at end of year	58,843	76,295
Materials | Gross value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	88,995	79,066
Incorporation by acquisition	75
CAPEX	38,934	72,849
Currency translation adjustments	(418)	(894)
Transfers and reclassifications	(45,623)	(62,012)
Decreases		(14)
Decreases	19
PP&E at end of year	$ 81,982	$ 88,995